Valuation Allowance Against Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Allowances at beginning of year	$ 115.5	$ 44.8	$ 41.7
Benefits reserved current year	55.2	76.1	15.7
Benefits recognized current year	(0.7)	(1.8)	(11.7)
Write-offs and other changes	(3.0)	0	0
Translation difference	(16.9)	(3.6)	(0.9)
Allowances at end of year	$ 150.1	$ 115.5	$ 44.8